CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Sep. 30, 2011	Sep. 30, 2010
ASSETS
Cash	$ 113,100	$ 93,400	$ 62,000
Accounts receivable	34,200	54,400	48,900
Prepaids and other receivables	48,900	72,100	84,900
Deferred offering costs	204,100	103,000	0
Total current assets	400,300	322,900	195,800
Furniture & equipment	30,500	32,700	23,000
Other assets	31,000	14,400	18,700
TOTAL ASSETS	461,800	370,000	237,500
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	1,976,400	1,778,900	1,383,700
Accrued liabilities	145,200	196,700	380,700
Other payable - related party		0	100,000
Accrued compensation	287,000	285,900	263,600
Accrued patient costs		0	135,000
Accrued consulting fees	74,000	65,000	86,600
Accrued interest	523,400	384,500	0
Derivative liability	6,105,300	4,801,200	2,061,900
Secured convertible promissory notes-related party	3,023,900	2,868,200	0
Subordinated secured convertible promissory notes-related party	2,128,200	1,394,800	0
Current portion of long-term debt	6,200	6,100	26,900
Total current liabilities	14,269,600	11,781,300	4,438,400
LONG-TERM LIABILITIES
Capital lease	8,600	10,200	3,400
Total long-term liabilities	8,600	10,200	3,400
TOTAL LIABILITIES	14,278,200	11,791,500	4,441,800
COMMITMENTS AND CONTINGENCIES	0	0	0
STOCKHOLDERS' EQUITY(DEFICIT):
Common stock	1,900	1,900	1,900
Additional paid-in capital	31,149,500	30,813,100	29,163,700
Accumulated deficit	(44,967,800)	(42,236,500)	(33,369,900)
Total stockholders' equity	(13,816,400)	(11,421,500)	(4,204,300)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 461,800	$ 370,000	$ 237,500